Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Contribution surplus [Abstract]
Summary of Contribution Surplus
Contributed surplus consists of accumulated stock option expense less the fair value of the options at the grant date that have been exercised and reclassified to share capital. Changes in contributed surplus were as follows:

Years ended December 31,	2021	2020
Balance, January 1	$656,832	$655,107
Share-based compensation	1,783	1,725
Exercise of stock options	—	—

	$658,615	$656,832